Leases (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Schedule of Balance Sheet Information Related to Leases
The balances for the leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,
	2023	2024
Operating lease
Land use rights, net	401,901	410,388
Right-of-use assets, net	1,455,865	1,261,663

Total operating lease assets	1,857,766	1,672,051

Operating lease liabilities - current	365,999	324,496
Operating lease liabilities - non current	1,490,882	1,345,852

Total operating lease liabilities	1,856,881	1,670,348

	As of December 31,
	2023	2024
Finance lease
Property, plant and equipment, at cost	1,001,820	1,001,820
Accumulated depreciation	(75,137)	(125,228)

Property, plant and equipment, net	926,683	876,592

Finance lease liabilities - current	34,382	41,940
Finance lease liabilities - non current	777,697	777,697

Total finance lease liabilities	812,079	819,637

Summary of Components of Operating Lease Expense
The components of lease expense are as follows within the consolidated statements of comprehensive loss:

	For the Year Ended December 31,
	2022	2023	2024
Operating lease expense:
Operating lease expense	595,032	540,688	426,998
Short-term lease expense	265,800	231,467	259,129

Total operating lease expenses	860,832	772,155	686,127

Finance lease expense:
Amortization expense	25,046	50,091	50,091
Interest expense	22,846	40,205	39,325

Total finance lease expenses	47,892	90,296	89,416

Total lease expenses	908,724	862,451	775,543

Schedule of Other Information Related to Operating Leases
Other information related to operating leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2022	2023	2024
Weighted-average remaining lease term
Operating leases	5.1 years	4.6 years	4.3 years
Finance leases	6.6 years	5.6 years	4.6 years
Land use rights	49.5 years	49.0 years	48.0 years
Weighted-average discount rate
Operating leases	4.78%	4.85%	4.85%
Finance leases	4.90%	4.90%	4.90%
Land use rights	4.90%	4.90%	4.90%

Summary of Cash Flow Information Related to Leases
Supplemental cash flow information related to leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2022	2023	2024
Cash paid for amounts included in the measurement of lease liabilities:

Operating cash outflows from operating leases	486,260	268,290	456,697
Operating cash outflows from finance leases (interest payments)	22,846	40,205	—
Financing cash outflows from finance leases	15,355	113,943	31,767
Leased assets obtained in exchange for operating lease liabilities	1,162,151	(316,558)	186,698
Leased assets obtained in exchange for finance lease liabilities	1,001,820	—	—

Summary of Maturities of The Group's Operating Lease Liabilities
As of December 31, 2024, the maturities of the Group’s lease liabilities (excluding short-term leases) are as follows:

	As of December 31, 2024
	Finance Lease	Operating Lease
Within 1 year	31,767	395,180
Between 1 and 2 years	31,767	330,292
Between 2 and 3 years	34,835	224,951
Between 3 and 4 years	31,767	175,619
Between 4 and 5 years	825,955	557,743
Thereafter	—	250,835

Total minimum lease payments	956,091	1,934,620

Less: Interest	(136,454)	(264,272)

Present value of lease obligations	819,637	1,670,348
Less: Current portion	(41,940)	(324,496)

Non - current portion of lease obligations	777,697	1,345,852

Schedule Of Balance Sheet Information Of Lessor Related To Leases
The balances for the factory lease where the Group is the lessor are presented as follows within the consolidated balance sheets:

	As of December 31
	2023	2024
Other current assets
Finance lease receivable s , current portion, net	11,100	11,388
Other non-current assets
Finance lease receivables, non-current portion, net	205,118	204,435

Total finance lease receivables, net	216,218	215,823

Schedule Of Net Investment In sale Type Leases Receivable
The net investment in sales-type lease consisted of:

	As of December 31
	2023	2024
Total minimum lease payments receivable	240,023	231,621
Less: Unearned income	(51,541)	(45,796)
Unguaranteed residuals	27,736	29,998

Net investment in lease payments receivable	216,218	215,823

Current portion	11,100	11,388

Non-current portion	205,118	204,435

Sales Type And Direct Financing Leases Lease Receivable Maturity
Future minimum lease payments to be received for the sales-type lease are as follows:

	As of December 31
	2023	2024
Within 1 year	20,002	27,602
Between 1 and 2 years	16,001	16,002
Between 2 and 3 years	16,001	16,002
Between 3 and 4 years	16,001	16,002
Between 4 and 5 years	16,001	16,002
Thereafter	156,017	140,011

Total minimum lease receivable	240,023	231,621
Less: Unearned income	(51,541)	(45,796)
Unguaranteed residuals	27,736	29,998

Net investment in finance lease	216,218	215,823